Costs of services and general and administrative costs - Summary of Operating Costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Costs of services	£ 12,325,800,000	£ 11,890,100,000	£ 10,597,500,000
General and administrative costs	1,988,000,000	1,180,400,000	974,600,000
Costs of services and general and administrative costs	14,313,800,000	13,070,500,000	11,572,100,000
Costs of services and general and administrative costs include:
Staff costs (note 5)	8,137,600,000	8,165,800,000	7,166,700,000
Establishment costs	515,800,000	536,000,000.0	529,000,000.0
Media pass-through costs	2,173,600,000	1,905,700,000	1,865,300,000
Other costs of services and general and administrative costs	3,486,800,000	2,463,000,000	2,011,100,000
Goodwill impairment (note 13)	63,600,000	37,900,000	1,800,000
Amortisation and impairment of acquired intangible assets	727,900,000	62,100,000	97,800,000
Investment and other impairment charges/(reversals)	17,800,000	77,000,000.0	(42,400,000)
Restructuring and transformation costs	195,500,000	218,800,000	175,400,000
Property-related restructuring costs	232,500,000	18,000,000	0
(Gains)/losses on disposal of investments and subsidiaries	(7,100,000)	36,300,000	10,600,000
Gains on remeasurement of equity interests arising from a change in scope of ownership	0	(66,500,000)	0
Litigation settlement	(11,000,000.0)	0	21,300,000
Amortisation of other intangible assets	24,800,000	21,900,000	19,900,000
Depreciation of property, plant and equipment	165,100,000	166,900,000	151,200,000
Depreciation of right-of-use assets	256,800,000	262,200,000	272,900,000
Losses/(gains) on sale of property, plant and equipment	400,000	(6,400,000)	(1,300,000)
Foreign exchange	(14,500,000)	(8,700,000)	4,400,000
Short-term lease expense	22,200,000	20,200,000	18,000,000.0
Low-value lease expense	2,800,000	1,900,000	2,300,000
Other pass-through costs	£ 811,500,000	£ 723,700,000	£ 538,600,000